Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation adjustment	$ 41,620	$ (73,921)	$ (51,940)
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Comprehensive loss	11,225	175,914	111,451
Negative working capital	934,965	883,688
Foreign currency translation adjustment	$ 41,620	(73,921)	(51,940)
Percentage of lease term equals to or exceeds economic life of leased property	75.00%
Fair value of the lease property percentage	90.00%
Impairment of long-lived assets
Cash and cash equivalents and other accounts receivable	756,039	14,886	31,513
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | RMB [Member]
Cash and cash equivalents and other accounts receivable	$ 5,041,643	$ 103,350	$ 204,133
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Minimum [Member]
Original estimated useful life for land use rights	38 years
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Maximum [Member]
Original estimated useful life for land use rights	70 years